EMPLOYEE FUTURE BENEFITS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Defined Contribution Plan [Member]	Dec. 31, 2012 Other Benefit Plans [Member]	Sep. 30, 2012 Predecessor [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Predecessor [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Predecessor [Member] Pension Plans, Defined Benefit [Member]	Sep. 30, 2012 Predecessor [Member] Defined Contribution Plan [Member]	Dec. 31, 2011 Predecessor [Member] Defined Contribution Plan [Member]	Dec. 31, 2010 Predecessor [Member] Defined Contribution Plan [Member]	Sep. 30, 2012 Predecessor [Member] Other Benefit Plans [Member]	Dec. 31, 2011 Predecessor [Member] Other Benefit Plans [Member]	Dec. 31, 2010 Predecessor [Member] Other Benefit Plans [Member]
Service cost for the period	0.2		0.4	1.0	1.4	2.1				1.0	1.3	2.0
Interest cost	3.7		1.5	12.3	17.7	20.5				5.3	7.6	10.0
Expected return on assets	(3.6)			(11.2)	(16.5)	(16.2)
Recognition (reversal) of downsizing program	0		0	(0.2)	1.7	0				(1.4)	0
Actuarial (gains) losses	0		0	6.4	7.9	6.3				0.1	0.4	0.2
Prior service costs	0		0	0.3	0.4	0.4				(2.8)	(3.7)	(3.6)
Pension benefit plans, Defined benefit plan, net periodic benefit cost	0.3			8.6	12.6	13.1
Service cost for the period		0.7					2.4	3.4	3.5
Multi-employer industry-wide pension plan service cost for the period		2.0					7.5	10.1	9.8
Net periodic benefit cost for pension benefit plans		3.0					18.5	26.1	26.4
Net periodic benefit cost for other benefit plans			1.9							3.6	5.6	8.6